Note 2 - Summary of Significant Accounting Policies (Details) - Depreciation In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Operating Expense [Member] CNY	Dec. 31, 2013 Operating Expense [Member] CNY	Dec. 31, 2012 Operating Expense [Member] CNY	Dec. 31, 2014 Selling and Marketing Expense [Member] CNY	Dec. 31, 2013 Selling and Marketing Expense [Member] CNY	Dec. 31, 2012 Selling and Marketing Expense [Member] CNY	Dec. 31, 2014 General and Administrative Expense [Member] CNY	Dec. 31, 2013 General and Administrative Expense [Member] CNY	Dec. 31, 2012 General and Administrative Expense [Member] CNY
Note 2 - Summary of Significant Accounting Policies (Details) - Depreciation [Line Items]
Depreciation	$ 4,551	28,235	31,253	26,349	5,508	4,988	3,585	1,282	1,636	1,880	21,445	24,629	20,884